Prepaid Expenses and Other Current Assets, Net - Components of Prepaid Expenses and Other Current Assets, Net (Detail) - USD ($) $ in Thousands		May 31, 2021	May 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
Advances to suppliers		$ 60,231	$ 49,547
Interest receivables		51,249	33,488
Receivable from third parties' platforms		46,789	10,593
Staff advances	[1]	34,611	24,712
Rental deposits		24,700	10,326
Prepaid rents	[2]	20,152	39,706
VAT recoverable		7,887	5,562
Prepaid advertising fees		7,067	7,607
Deposits of advertising and decoration		1,222	2,594
Prepaid property taxes and other taxes		116	779
Others	[3]	15,424	14,639
Prepaid expense and other assets current before allowance		269,448	199,553
Less: allowance for other receivables		(215)	(149)
Prepaid expenses and other current assets		$ 269,233	$ 199,404

[1]	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.
[2]	Prepaid rents represent the prepayment of rent related to leases less than 12 months.
[3]	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.